Federated Hermes Prime Cash Obligations Fund Average Annual Total Returns - Trust Shares [Member] - TR	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.81%	2.19%	1.53%
Performance Inception Date			Jun. 02, 2015